Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2021	Sep. 30, 2020
Movements
Balance as at beginning of year	$ 2,048	$ 3,064	$ 2,048
Impact on adoption of new accounting standards		(17)	948
Restated opening balance		3,047	2,996
Recognised in the income statements		(529)	758
Recognised in OCI		(77)	13
Balances reclassified to assets held for sale		(8)
Balances disposed of on sale of businesses		(4)
Set-off of deferred tax assets and deferred tax liabilities		8	(703)
Balance as at end of year		2,437	3,064
AASB 16 Leases
Movements
Increase in deferred tax assets	948
Increase in deferred tax liabilities	948
Parent Entity
Movements
Balance as at beginning of year	1,925	2,497	1,925
Impact on adoption of new accounting standards		(14)	872
Restated opening balance		2,483	2,797
Recognised in the income statements		(395)	507
Recognised in OCI		(48)	9
Set-off of deferred tax assets and deferred tax liabilities		53	(816)
Balance as at end of year		$ 2,093	$ 2,497
Parent Entity | AASB 16 Leases
Movements
Increase in deferred tax assets	872
Increase in deferred tax liabilities	$ 872